24. FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Financial Instruments
Note 24 - FINANCIAL INSTRUMENTS

The fair values of the Company’s amounts due to related parties and accounts payable approximate their carrying values because of the short-term nature of these instruments. Cash, amounts receivable, short- and long-term investments, and warrant liability are recorded at fair value. The carrying amounts of the Company’s term facility, equipment loans, and finance lease obligations are a reasonable approximation of their fair values based on current market rates for similar financial instruments.

The Company’s financial instruments are exposed to certain financial risks, including credit risk, liquidity risk, and market risk.

(a) Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company has exposure to credit risk through its cash, short-term investments and amounts receivable. The Company manages credit risk, in respect of cash and short-term investments, by maintaining the majority of cash and short-term investments at highly rated financial institutions.

The Company is exposed to a significant concentration of credit risk with respect to its trade accounts receivable balance because all of its concentrate sales are with six (December 31, 2018 – six) counterparties (see Note 26). However, the Company has not recorded any allowance against its trade receivables because to-date all balances owed have been settled in full when due (typically within 60 days of submission) and because of the nature of the counterparties.

The Company’s maximum exposure to credit risk at the end of any period is equal to the carrying amount of these financial assets as recorded in the consolidated statement of financial position. At December 31, 2019, no amounts were held as collateral.

(b) Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying financial obligations as they become due. The Company manages its liquidity risk by forecasting cash flows required by its operating, investing and financing activities. The Company had cash at December 31, 2019, in the amount of $9,625 and working capital of $13,209 in order to meet short-term business requirements. Accounts payable have contractual maturities of approximately 30 to 90 days, or are due on demand and are subject to normal trade terms. The current portions of term facility, equipment loans, and finance lease obligations are due within 12 months of the consolidated statement of financial position date. Amounts due to related parties are without stated terms of interest or repayment.

The maturity profiles of the Company’s contractual obligations and commitments as at December 31, 2019, are summarized as follows:

	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$4,907	$4,907	$-	$-
Due to related parties	156	156	-	-
Minimum rental and lease payments	1,294	1,269	20	5
Term facility	6,199	3,628	2,571	-
Equipment loans	301	228	73	-
Finance lease obligations	1,188	716	444	28
Total	$14,045	$10,904	$3,108	$33

(c) Market Risk

Market risk consists of interest rate risk, foreign currency risk and price risk. These are discussed further below.

Interest Rate Risk

Interest rate risk consists of two components:

(i) To the extent that payments made or received on the Company’s monetary assets and liabilities are affected by changes in the prevailing market interest rates, the Company is exposed to interest rate cash flow risk.

(ii) To the extent that changes in prevailing market rates differ from the interest rates on the Company’s monetary assets and liabilities, the Company is exposed to interest rate price risk.

In management’s opinion, the Company is exposed to interest rate risk primarily on its outstanding term facility, as the interest rate is subject to floating rates of interest. A 10% change in the interest rate would not a result in a material impact on the Company’s operations.

Foreign Currency Risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in foreign exchange rates. The Company is exposed to foreign currency risk to the extent that the following monetary assets and liabilities are denominated in Mexican pesos and Canadian dollars:

	December 31, 2019		December 31, 2018
	MXN	CDN	MXN	CDN
Cash	$2,780	$5,902	$8,378	$2,421
Long-term investments	-	5,599	-	14
Reclamation bonds	-	6	-	146
Amounts receivable	-	54	-	114
Accounts payable and accrued liabilities	(51,307)	(442)	(85,951)	(891)
Due to related parties	-	(202)	-	(215)
Equipment loans	-	-	-	(301)
Finance lease obligations	(1,037)	(522)	(13,907)	(533)
Net exposure	(49,564)	10,395	(91,480)	755
US dollar equivalent	$(2,627)	$8,004	$(4,656)	$554

Based on the net US dollar denominated asset and liability exposures as at December 31, 2019, a 10% fluctuation in the US/Mexican and Canadian/US exchange rates would impact the Company’s earnings (loss) for the year ended December 31, 2019, by approximately $465 (December 31, 2018 - $452). The Company has not entered into any foreign currency contracts to mitigate this risk.

Price Risk

Price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices, other than those arising from interest rate risk or foreign currency risk.

The Company is exposed to price risk with respect to its accounts receivable, as certain trade accounts receivable are recorded based on provisional terms that are subsequently adjusted according to quoted metal prices at the date of final settlement. Quoted metal prices are affected by numerous factors beyond the Company’s control and are subject to volatility, and the Company does not employ hedging strategies to limit its exposure to price risk. At December 31, 2019, based on outstanding accounts receivable that were subject to pricing adjustments, a 10% change in metals prices would have an impact on net earnings (loss) of approximately $70 (December 31, 2018 - $419).

The Company is exposed to price risk with respect to its long-term investments, as these investments are carried at fair value based on quoted market prices. Changes in market prices result in gains or losses being recognized in net income (loss). At December 31, 2019, a 10% change in market prices would have an impact on net earnings (loss) of approximately $467 (2018 - $1, 2017 - $3).

The Company’s profitability and ability to raise capital to fund exploration, evaluation and production activities is subject to risks associated with fluctuations in mineral prices. Management closely monitors commodity prices, individual equity movements, and the stock market to determine the appropriate course of action to be taken by the Company.

(d) Classification of Financial Instruments

IFRS 7

Financial Instruments: Disclosures

establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The following table sets forth the Company’s financial assets and financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2019:

	Level 1	Level 2	Level 3
Financial assets
Cash	$9,625	$-	$-
Amounts receivable	-	1,477	-
Long-term investments – common shares	3,197	-	-
Long-term investments – warrants	-	-	1,114
Total financial assets	$12,822	$1,477	$1,114
Financial liabilities
Warrant liability	-	-	(1,579)
Total financial liabilities	$-	$-	$(1,579)

During 2019, changes in Level 3 measurements were comprised of the recognition of the Talisker warrants received in the sale of Bralorne (see Note 5) of $716, and its subsequent fair value increase of $398 for a total fair value of $1,114 at December 31, 2019. Additionally, there was a fair value adjustment of $520 for the warrant liability.

The Company uses Black-Scholes model to measure its Level 3 financial instruments. The warrants of Talisker are measured on acquisition and at December 31, 2019, using the following assumptions:

	December 31, 2019	December 13, 2019
Weighted average assumptions:
Risk-free interest rate	1.71%	1.67%
Expected dividend yield	0%	0%
Expected life (years)	2.95	3.00
Expected stock price volatility	106.79%	108.41%
Weighted average fair value at grant date	C$0.23	C$0.15

For the Company’s warrant liability valuation, see Note 16.